UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22755

LocalShares Investment Trust
(Exact name of registrant as specified in charter)

618 Church Street
Suite 220
Nashville, Tennessee 37219
 (Address of principal executive offices) (Zip code)

Elizabeth S. Courtney
LocalShares Investment Trust
618 Church Street
Suite 220
Nashville, Tennessee 37219
 (Name and address of agent for service)

Copy to:
Timothy S. Johnson, Esq.
Reed Smith LLP
225 Fifth Avenue
Pittsburgh, PA 15222-2716

Registrant’s telephone number, including area code: 1-615-327-4776

Date of fiscal year end: April 30, 2014

Date of reporting period: April 30, 2014

Item 1.	Reports to Stockholders.

LocalShares Investment Trust

Nashville Area ETF

Annual Report

April 30, 2014

LocalShares Investment Trust
Nashville Area ETF
Table of Contents

Management Discussion of Fund Performance	2
Schedule of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statement of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Report of Independent Registered Public Accounting Firm	17
Trustees and Officers of the Trust	18
Disclosure of Fund Expenses	20
Supplemental Information	21
Notice to Shareholders	22

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-855-480-NASH; and (ii) on the Commission’s website at http://www.sec.gov.

LocalShares Investment Trust
Nashville Area ETF
Management Discussion of Fund Performance (Unaudited)

April 30, 2014

LocalShares Nashville Area ETF (NASH)

The Nashville Area ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the LocalShares Nashville Index (the “Index”). The Index is comprised of publicly traded U.S. companies that have corporate headquarters in the Nashville, Tennessee region and that meet certain requirements regarding capitalization and trading volume. The Index is weighted on several factors, including relative growth, liquidity, low volatility, momentum, return, valuation, and yield.

For the period from the Fund’s commencement date on July 31, 2013 through April 30, 2014 (the “reporting period”) the Fund total return was 7.08% vs. 7.22% for the Index. The Fund had a net asset value of $25.00 per share on July 31, 2013 and ended the reporting period with a net asset value of $26.57 on April 30, 2014. While the overall market enjoyed very positive performance over this period (the S&P500 was up 11.75% before dividends), the majority of components within the index and Fund are smaller capitalization companies. The Russell 2000 was up 7.80% over this period. By design, the LocalShares Nashville Area Index and the Fund are composed of a relatively small number of stocks, and are therefore more sensitive to movements of individual components than broader indices such as the S&P 500 or Russell 2000. In addition, the Fund’s performance vs. the index was enhanced by slight differences between its holdings vs. pure replication of the index, and diminished by normal costs of operation.

Of the Fund holdings, the top three performers were HCA (+33.33%), Ryman Hospitality Properties (+27.01%) & Pinnacle Financial Partners (+21.95%), while the bottom three performers were HealthStream (-28.10%), Cumberland Pharmaceuticals (-20.54%) & Community Health Systems (-17.74%).

The LocalShares Nashville Index is comprised of publicly traded U.S. companies that have corporate headquarters in the Nashville, Tennessee region and that meet certain requirements regarding capitalization, trading volume, and price levels.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

Investors should consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A prospectus, containing this and other information, is available at www.localshares.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

LocalShares Investment Trust
Nashville Area ETF
Management Discussion of Fund Performance (Unaudited) (Concluded)

April 30, 2014

Growth of a $10,000 Investment‡
(at Net Asset Value)‡

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 2014‡
	Cumulative Inception to Date (not annualized)
	Net Asset Value	Market Price
Nashville Area ETF	7.08%	7.12%
LocalShares Nashville Index	7.22%	7.22%
S&P 500 Index	13.51%	13.51%

*	Fund commenced operations on July 31, 2013.
‡	Unaudited

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. Performance reflects a contractual fee and expense waiver in effect until December 31, 2016. Absent such waiver, performance would be reduced. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Currrent performance may be lower or higher than the performance data shown above. Performance data current to the most recent month-end is available at www.localshares.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices in Management Discussion of Fund Performance.

LocalShares Investment Trust
Nashville Area ETF
Schedule of Investments

April 30, 2014

Description	Shares	Market Value
COMMON STOCK — 95.0%
Consumer Discretionary — 22.7%
Cracker Barrel Old Country Store	3,400	$322,116
Dollar General*	6,100	344,284
Genesco*	3,500	267,295
Kirkland's*	14,000	239,540
Tractor Supply	5,000	336,200
		1,509,435
Energy — 4.5%
Delek US Holdings	9,300	297,507

Financials — 18.0%
Corrections Corp of America‡	9,700	318,160
Healthcare Realty Trust‡	7,900	198,685
National Health Investors‡	2,850	175,817
Pinnacle Financial Partners	5,600	193,592
Ryman Hospitality Properties‡	6,800	309,740
		1,195,994
Health Care — 34.7%
Acadia Healthcare*	4,700	197,494
Amsurg, Cl A*	8,200	355,142
Brookdale Senior Living, Cl A*	9,600	305,664
Community Health Systems*	8,800	333,432
Cumberland Pharmaceuticals*	11,900	52,955
HCA Holdings*	8,000	416,000
Healthways*	12,950	233,100
LifePoint Hospitals*	7,400	413,808
		2,307,595
Industrials — 3.5%
CLARCOR	4,000	231,040

Materials — 8.5%
Louisiana-Pacific*	19,400	$317,966
Noranda Aluminum Holding	69,500	246,725
		564,691
Technology — 3.1%
HealthStream*	9,000	203,850

Total Common Stock
(Cost $5,970,307)		6,310,112

Total Investments - 95.0%
(Cost $5,970,307)		$6,310,112

Percentages are based on Net Assets of $6,643,502.

* — Non-income producing security.

‡ — Real Estate Investment Trust

Cl — Class

As of April 30, 2014 all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended April 30, 2014 there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended April 30, 2014 there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

LocalShares Investment Trust
Nashville Area ETF
Statement of Assets and Liabilities

April 30, 2014

Assets:
Investments at Cost	$5,970,307
Investments at Fair Value	$6,310,112
Cash	234,283
Receivable for Investment Securities Sold	97,032
Dividends Receivable	4,745
Total Assets	6,646,172

Liabilities:
Payable Due to Investment Adviser	2,670
Total Liabilities	2,670

Net Assets	$6,643,502

Net Assets Consist of:
Paid-in Capital	$6,235,100
Undistributed Net Investment Income	19,862
Accumulated Net Realized Gain on Investments	48,735
Net Unrealized Appreciation on Investments	339,805
Net Assets	$6,643,502

Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	250,000
Net Asset Value, Offering and Redemption Price Per Share	$26.57

The accompanying notes are an integral part of the financial statements.

LocalShares Investment Trust
Nashville Area ETF
Statement of Operations

For the period ended April 30, 2014 (1)

Investment Income:
Dividend Income	$65,353
Total Investment Income	65,353

Expenses:
Management Fee	30,677
Less: Management Fee Waiver	(7,551)
Total Expenses	23,126

Net Investment Income	42,227

Net Realized and Unrealized Gains on Investments:
Net Realized Gain on:
Investments	77,079
Net Realized Gain on Investments	77,079

Net Unrealized Appreciation on:
Investments	339,805
Net Unrealized Appreciation on Investments	339,805

Net Realized and Unrealized Gain on Investments	416,884

Net Increase in Net Assets Resulting from Operations	$459,111

(1)	Commenced operations on July 31, 2013.

The accompanying notes are an integral part of the financial statements.

LocalShares Investment Trust
Nashville Area ETF
Statement of Changes in Net Assets

For the period ended April 30, 2014 (1)

Operations:
Net Investment Income	$42,227
Net Realized Gain on Investments	77,079
Net Change in Unrealized Appreciation on Investments	339,805
Net Increase in Net Assets Resulting from Operations	459,111

Distributions to Shareholders:
Net Investment Income	(23,287)
Net Realized Gains	(27,422)
Total Distributions to Shareholders	(50,709)

Capital Share Transactions:
Issued In-Kind	6,238,500
Redeemed	(103,400)
Increase in Net Assets from Capital Share Transactions	6,135,100

Total Increase in Net Assets	6,543,502

Net Assets:
Beginning of Period	100,000
End of Period (Undistributed Net Investment Income of $19,862)	$6,643,502

Share Transactions:
Beginning of Period	4,000
Issued In-Kind	250,000
Redeemed	(4,000)
Net Increase in Shares Outstanding from Share Transactions	250,000

(1)	Commenced operations on July 31, 2013.

The accompanying notes are an integral part of the financial statements.

LocalShares Investment Trust
Nashville Area ETF
Financial Highlights

For the period ended April 30, 2014‡

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain on Investments	Total from Operations	Distri-butions from Net Investment Income	Distri-butions from Net Realized Gains	Total from Distri-butions	Net Asset Value, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover
Nashville Area ETF
2014	$25.00	$0.17	$1.60	$1.77	$(0.09)	$(0.11)	$(0.20)	$26.57	7.08%	$6,644	0.49	%(3)	0.65	%(3)	0.89	%(3)	26	%(2)

‡	Commenced operations July 31, 2013.

*	Per share data calculated using average shares method.

(1)
Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

(2)	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.

(3)	Annualized.

The accompanying notes are an integral part of the financial statements.

LocalShares Investment Trust
Nashville Area ETF
Notes to the Financial Statements

April 30, 2014

1. ORGANIZATION

LocalShares Investment Trust (the “Trust”), was formed on August 23, 2012 and is authorized to have multiple series or portfolios. The Trust is an open-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is currently offering one portfolio, the Nashville Area ETF (the “Fund”). LocalShares, Inc. (the “Investment Adviser”) serves as the investment adviser to the Fund. Decker Wealth Management LLC (the “Sub-Adviser”) serves as the sub-adviser and is responsible for day-to-day management of the Fund. The Fund is considered to be “non-diversified” under the 1940 Act.

The investment objective of Fund is to seek to replicate as closely as possible, before fees and expenses, the price and yield performance of the LocalShares Nashville Index (the “Index”). The Fund does not seek to outperform the Index and does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their per share net asset value (“NAV”). The Fund will issue and redeem shares on a continuous basis at NAV only in large blocks of shares, typically 50,000 shares, called “Creation Units.” Creation Units will be issued and redeemed principally in-kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid.

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If applicable, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

LocalShares Investment Trust
Nashville Area ETF
Notes to the Financial Statements

April 30, 2014 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Investment Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the value that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended April 30, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended April 30, 2014, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal and Other Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

LocalShares Investment Trust
Nashville Area ETF
Notes to the Financial Statements

April 30, 2014 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of April 30, 2014, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Distributions received from REITs are recorded on the ex-dividend date. Each REIT reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the REITs, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

Creation Units — The Fund issues and redeems shares (“Shares”) at NAV and only in large blocks of Shares (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $500 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. The following table discloses Creation Unit breakdown as of April 30, 2014:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee
LocalShares Nashville Area ETF	50,000	$500	$1,328,500	$500

Organizational Expenses — All organizational and offering expenses of the Trust are borne by the Investment Adviser and will not be subject to future recoupment. As a result, organizational and offering expenses are not reflected in the statement of operations.

Concentration of Credit Risk — Cash at April 30, 2014 is on deposit at Brown Brothers Harriman in a non-interest bearing account.

LocalShares Investment Trust
Nashville Area ETF
Notes to the Financial Statements

April 30, 2014 (Continued)

3. AGREEMENTS

Investment Advisory Agreement

The Investment Adviser has entered into an investment advisory agreement (“Advisory Agreement”) with respect to the Fund. Under the Advisory Agreement, the Investment Adviser has overall responsibility for the general management and administration of the Trust. The Investment Adviser provides an investment program for the Fund. The Investment Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Fund to operate. Pursuant to that Advisory Agreement, the Fund pays the Investment Adviser an annual advisory fee based on its average daily net assets for the services and facilities it provides payable at an annual rate of 0.65%. Additionally, The Investment Advisor has agreed to waive or reimburse expenses so that the total annual operating expenses will not exceed 0.49% based on its average daily net assets through December 31, 2016.

The Investment Adviser is responsible for all expenses of the Fund, the costs of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services, except for brokerage expenses, taxes, interest, litigation expenses, and other extraordinary expenses. The Advisory Agreement for the Fund provides that it may be terminated at any time, without the payment of any penalty, by the Board of Trustees or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on 60 days’ written notice to the Investment Adviser, and by the Investment Adviser on 60 days’ written notice to the Trust and that it shall be automatically terminated if it is assigned.

Sub-Advisory Agreements

The Sub-Adviser, a Tennessee limited liability company, is responsible for making investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of the Investment Adviser and the Board. Under a Sub-Advisory Agreement, the Investment Adviser pays the Investment Sub-Adviser an annual fee of $62,500, plus 0.03% of the daily net assets of the Fund, which is calculated daily and paid monthly.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an administration agreement. Brown Brothers Harriman (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer Agent pursuant to a Custody Agreement and a Transfer Agency and Service Agreement. The Investment Adviser of the Fund pays these fees.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Investment Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

Certain officers and/or interested trustees of the Fund are also officers of the Distributor, the Investment Adviser or the Administrator.

LocalShares Investment Trust
Nashville Area ETF
Notes to the Financial Statements

April 30, 2014 (Continued)

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2014, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
LocalShares Nashville Area ETF(1)	$1,546,647	$1,837,436

(1)	Commenced operations on July 31, 2013.

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the period ended April 30, 2014, in-kind transactions associated with Creation units were:

	Purchases	Sales	Realized Gain/(Loss)
LocalShares Nashville Area ETF(1)	$6,185,637	$—	$—

(1)	Commenced operations on July 31, 2013.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following differences, primarily attributable to REIT adjustments have been reclassified to/from the following accounts during the period ended April 30, 2014.

	Undistributed Net Investment Income	Accumulated Net Realized Gain
LocalShares Nashville Area ETF	$922	$(922)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the period ended April 30, 2014 were as follows:

	Ordinary Income	Long-Term Capital Gain	Totals
LocalShares Nashville Area ETF
2014	$50,709	$–	$50,709

LocalShares Investment Trust
Nashville Area ETF
Notes to the Financial Statements

April 30, 2014 (Continued)

5. TAX INFORMATION (continued)

As of April 30, 2014, the components of tax basis accumulated losses were as follows:

Nashville Area ETF
Undistributed Ordinary Income	$66,617
Undistributed Long-Term Capital Gain	48
Unrealized Appreciation	341,737
Total Distributable Earnings	$408,402

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of April 30, 2014, there were no losses carried forward under these provisions.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2014, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
LocalShares Nashville Area ETF	$5,968,375	$487,452	$(145,715)	$341,737

6. CONCENTRATION OF RISKS

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Index Tracking Risk

The Fund employs a “passive management” or indexing investment approach by tracking the investments of the Index. The Fund uses this replication method as its primary strategy, meaning that it holds the same stocks, in approximately the same proportions, as the stocks of the Index. The Investment Adviser does not intend to use a sampling strategy in an attempt to manage the portfolio, but will do so only when required by regulatory, legal, or market considerations. In these circumstances, the Fund will employ a strategy whereby the Fund will invest in securities that, in the aggregate, are deemed by the Investment Adviser to approximate the Index in terms of key characteristics.

LocalShares Investment Trust
Nashville Area ETF
Notes to the Financial Statements

April 30, 2014 (Continued)

6. CONCENTRATION OF RISKS (continued)

Lack of Diversification Risk

The Fund is considered to be non-diversified. A non-diversified classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. As a result, the Fund may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were as a diversified fund. Thus, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a small number of issuers than a fund that invests more widely, which may have a greater impact on the Fund’s volatility and performance. However, there are limits on the percentage of any one security the Fund because the Index does not weight the securities of any single issuer at more than twice its equal weighting. For example, if there are 20 stocks in the Index (which is currently the minimum number of stocks the index is permitted to have), an equal weighting would be 5% each. Accordingly, the maximum percentage of the securities of any single issuer is 10%.

Geographic Concentration Risk

Because the Fund will invest substantially all of its assets in the securities of companies that have their headquarters or principal place of business located in the Nashville, Tennessee region, the Fund may be impacted by events or conditions affecting the region to a greater extent than a fund that did not focus its investments in that manner. For example, political and economic conditions and changes in regulatory, tax, or economic policy in Tennessee could significantly affect Nashville’s market. Furthermore, a natural or other disaster could occur in the Nashville, Tennessee region, which could affect the economy or particular business operations of companies in that region.

Healthcare Sector Risk

Due to the concentration of the healthcare industry in middle Tennessee, the Fund is expected to invest a relatively large percentage of its assets in the healthcare sector, and therefore the performance of the Fund will be impacted by events affecting this sector. Approximately 37% of the Index was comprised of securities of companies in the healthcare sector. This sector can be significantly affected by changes in government regulation including federal healthcare policy, reimbursement, price competition, the availability and cost of capital funds and escalating cost of care. In particular, this sector is subject to risk and uncertainty related to the enactment and implementation of the Budget Control Act of 2011 and the Patient Protection and Affordable Care Act, as amended by the Health Care and Education Reconciliation Act (collectively, the “Health Reform Law”), the possible enactment of additional federal or state healthcare reforms and possible changes to the Health Reform Law and other federal, state or local laws or regulations affecting the healthcare industry.

Small-Capitalization Investing

The Fund is expected to invest a relatively large percentage of its assets in the securities of small-capitalization companies. The securities of small-capitalization companies may be less mature compared to larger companies and the value of such securities may be more volatile than those of larger issuers.

Non-Correlation Risk

As with all index funds, the performance of the Fund and the Index may vary somewhat for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund will incur a “tracking error” as it may not be fully invested in the securities of the Index at all times, may lag changes in the Index or may hold securities not included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions.

LocalShares Investment Trust
Nashville Area ETF
Notes to the Financial Statements

April 30, 2014 (Concluded)

7. OTHER

At April 30, 2014, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by three Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

8. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or discussions were required to be reflected in the financial statements.

LocalShares Investment Trust
Nashville Area ETF
Report of Independent Registered Public Accounting Firm

April 30, 2014

The Board of Trustees and Shareholders of
LocalShares Investment Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of LocalShares Investment Trust (comprising, respectively, the Nashville Area ETF) (the Fund), as of April 30, 2014, and the related statements of operations, changes in net assets, and financial highlights for the period from July 31, 2013 (commencement of operations) through April 30, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of LocalShares Investment Trust at April 30, 2014, the results of its operations, changes in its net assets, and the financial highlights for the period from July 31, 2013 (commencement of operations) through April 30, 2014 in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
June 27, 2014

LocalShares Investment Trust
Nashville Area ETF
Trustees and Officers of the Trust

April 30, 2014 (Unaudited)

The following chart lists Trustees and Officers as of April 30, 2014.

Set forth below are the names, ages, addresses, position with the Fund, term of office and length of time served, the principal occupations during the past five years, number of portfolios in fund complex overseen by the trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Fund. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-855-480-NASH.

Name, Address, and Age1	Position(s) Held with the Trust	Term of Office and Length of Time Served2	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee3
Interested Trustee
Elizabeth S. Courtney4 (50)	Trustee, Chairman of the Board, President, & Treasurer	Since 2013	Chief Executive Officer (“CEO”) and Director of LocalShares, Inc. (since 2012); CEO (since 2004) of Seigenthaler Public Relations, Inc.; CEO, Director, and Member of LocalShares LLC (since 2012).	1	None
Independent Trustees
Craven Crowell (69)	Independent Trustee	Since 2013	Chairman of Craven Crowell Strategies, LLC (a management consulting firm) (since 2011); Partner in Oliver Wyman (a management consulting firm) (2004 to 2011).	1	None
Douglas Cruickshanks (66)	Independent Trustee	Since 2013	Vice Chairman of the Board of FirstBank (since 2013); President and CEO of FirstBank (2002-2013).	1	None
Rebecca R. Stilwell (52)	Independent Trustee	Since 2013	Managing Director at Morgan Stanley Smith Barney (2004 to 2012).	1	None

LocalShares Investment Trust
Nashville Area ETF
Trustees and Officers of the Trust

April 30, 2014 (Unaudited) (Concluded)

Name, Address, and Age1	Position(s) Held with the Trust	Term of Office and Length of Time Served2	Principal Occupation(s) During Past 5 Years	Other Directorships Held3
Officers
Carter Todd (55)	Chief Compliance Officer	Since 2013
Executive VP and General Counsel of XMi Holdings, Inc. (a management and investment holding company) (since 2013); Special Counsel at Adams and Reese LLP (since 2013); Chief Compliance Officer and General Counsel of Ryman Hospitality Properties (NYSE: RHP) (2012-2013); Chief Compliance Officer and General Counsel of Gaylord Entertainment (NYSE: GET) (2001-2012).
N/A
Michael Schulz (35)	Secretary	Since 2013	Field Representative for U.S. Senator Lamar Alexander (June 2006 - May 2013).	N/A
Lisa Whittaker One Freedom Valley Drive Oaks, PA 19456 (35)	Assistant Secretary	Since 2013	Counsel, SEI Investments Company (since 2012); Associate Counsel/Compliance Officer, The Glenmede Trust Company (2011-2012); Associate, Drinker Biddle & Reath LLP (a law firm) (2006-2011).	N/A

1	Unless otherwise noted, the address of each Trustee and officer is c/o LocalShares, Inc., 618 Church Street, Suite 220, Nashville, Tennessee 37219.

2
Each Trustee holds office for an indefinite term until the earlier of (i) the election of his successor or (ii) the date the Trustee dies, resigns, or is removed. Each officer serves until removed by the Board or the principal executive officer of the Trust, or until such officer resigns.

3	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 or other investment companies registered under the 1940 Act.

4	Elizabeth S. Courtney is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to her affiliation with LocalShares, Inc.

5	Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator, or distributor.

LocalShares Investment Trust
Nashville Area ETF
Disclosure of Fund Expenses

(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Annualized Expense Ratios	Expenses Paid During Period(1)
Nashville Area ETF
Actual Fund Return	$1,000.00	$1,044.50	0.49%	$2.48
Hypothetical 5% Return	$1,000.00	$1,022.36	0.49%	$2.46

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half year period).

LocalShares Investment Trust
Nashville Area ETF
Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The NAV of the Fund may also be impacted by the accrual of deferred taxes. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.localshares.com.

LocalShares Investment Trust
Nashville Area ETF
Notice to Shareholders

(Unaudited)

For shareholders that do not have a April 30, 2014 tax year end, this notice is for informational purposes only. For shareholders with a April 30, 2014 tax year end, please consult your tax advisor as to the pertinence of this notice. For the period ended April 30, 2014 the Fund was designating the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)
Nashville Area ETF
0.00%	100.00%	100.00%	39.81%	39.71%	0.00%	0.00%	100.00%

(1)
Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2)
The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)
“U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)
The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)
The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

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Investment Adviser:

Local Shares
618 Church Street, Suite 220
Nashville, Tennessee 37219

Investment Sub-Adviser:

Decker Wealth Management LLC
4535 Harding Pike,
Suite 300,
Nashville, Tennessee 37205

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:

Reed Smith,
LLP, 1301 K Street,
NW, Suite 1100, Washington, D.C.

Independent Registered Public Accounting Firm:

Ernst & Young LLP
200 South Sixth Street,
Suite 1400, Minneapolis, MN 55402

This information must be preceded or accompanied by a current prospectus for the Fund.

SPR-AR-001-0100

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees does not have audit committee financial expert serving on the audit committee.

(a) (2) not applicable

(a) (3) The audit committee confirmed that no single independent trustee meets the criteria of “audit committee financial expert,” but the collective skills of the audit committee are sufficient to satisfy the applicable requirements and adequately serve the shareholders.

Item 4.	Principal Accountant Fees and Services.

Fees billed by Ernst & Young LLP (E&Y) related to the Registrant.

E&Y billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal year 2014 as follows:

		Fiscal 2014
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$19,000	$0	$44,300
(b)	Audit-Related Fees	$0	$0	$0
(c)	Tax Fees	$4,000	$0	$8,500
(d)	All Other Fees	$0	$0	$0

(e)(1)      The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved .

(e)(2)      Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Fiscal 2014
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

(f)         Not Applicable.

(g)        The aggregate non-audit fees and services billed by E&Y for the fiscal year 2014 were $12,500.

(h)        During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.  The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Filed herewith

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	LocalShares Investment Trust

By (Signature and Title)	/s/ Elizabeth S. Courtney
Elizabeth S. Courtney, President

Date: July 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Elizabeth S. Courtney
Elizabeth S. Courtney, President

Date: July 8, 2014

By (Signature and Title)	/s/ Elizabeth S. Courtney
Elizabeth S. Courtney, President & Treasurer

Date: July 8, 2014